SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Number of operating segments | segment	1
Total operating revenues	$ 968,420	$ 885,767	$ 1,113,456
Two Customers | Customer Concentration Risk | Revenue Benchmark
Revenue from External Customer [Line Items]
Percentage of revenue, or more			10.00%
Customer One | Customer Concentration Risk | Revenue Benchmark
Revenue from External Customer [Line Items]
Total operating revenues	123,100
Customer One | Customer Concentration Risk | Accounts Receivable
Revenue from External Customer [Line Items]
Total operating revenues	800
Customer Two | Customer Concentration Risk | Revenue Benchmark
Revenue from External Customer [Line Items]
Total operating revenues	105,300
Customer Two | Customer Concentration Risk | Accounts Receivable
Revenue from External Customer [Line Items]
Total operating revenues	$ 4,100